Financial Instruments - Summary of Detailed Information About Financial Instruments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Carrying value, Cash and cash equivalents	$ 253,776	$ 172,758	$ 95,676
Carrying value, Derivative instruments in designated hedge accounting relationships	901	294
Carrying value, Accounts receivable	456,578	212,206
Carrying value, Preferred shares receivable	27,954
Carrying value, Long-term receivables		24,172
Carrying value, Derivative instruments in designated hedge accounting relationships	977	180
Carrying value, Accounts payable and accrued liabilities	627,149	240,747
Carrying value, Long-term debt – Revolving Credit Facility	459,202
Carrying value, Long-term debt – Term Loan	203,160
Carrying value, Long-term debt – Bank Facility		30,522
Carrying value, Long-term debt – Asset-Based Facility		37,411
Carrying value, Long-term debt – Notes	846,500	266,865
Carrying value, Other long-term liabilities	21,757	15,785
Estimated fair value, Financial Liabilities	977	180
Accounts payable and accrued liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	627,149	240,747
Long-term debt – Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	459,202
Long-term debt – Term Loan [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	203,160
Long-term debt – Bank Facility [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities		30,522
Long-term debt – Asset-Based Facility [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities		37,411
Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	869,288	280,295
Other long-term liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	21,757	15,785
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets	253,776	172,758
Derivative instruments in designated hedge accounting relationships [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets	901	294
Accounts receivable [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets	456,578	212,206
Long-term receivables [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets		$ 27,471
Preferred Shares Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets	$ 28,702